Note 5 - Accounting Policies and New Standards Adopted - Revenue to be Recognized (Details)	Jun. 30, 2018 CAD ($)
Statement Line Items [Line Items]
Gas and electricity flat billed contracts	$ 84,470,000
Electricity and gas [member]
Statement Line Items [Line Items]
Gas and electricity flat billed contracts	84,470,000
Electricity and gas [member] | Revenue from contract recognized July 1, 2018 to March 31, 2019 [member]
Statement Line Items [Line Items]
Gas and electricity flat billed contracts	24,750,000
Electricity and gas [member] | Revenue from contract recognized April 1, 2019 to March 31, 2020 [member]
Statement Line Items [Line Items]
Gas and electricity flat billed contracts	28,227,000
Electricity and gas [member] | Revenue from contract recognized April 1, 2020 to March 31, 2021 [member]
Statement Line Items [Line Items]
Gas and electricity flat billed contracts	17,674,000
Electricity and gas [member] | Revenue from contract recognized April 1, 2021 to March 31, 2022 [member]
Statement Line Items [Line Items]
Gas and electricity flat billed contracts	8,076,000
Electricity and gas [member] | Revenue from contract recognized after March 31, 2022 [member]
Statement Line Items [Line Items]
Gas and electricity flat billed contracts	$ 5,743,000